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June 3, 2004


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Liberty All-Star Equity Fund (the Fund")
         File Nos.  333-113386 & 811-4809


Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information dated June 3, 2004 for the Fund do not differ from those contained in Pre-Effective Amendment No. 1 (the "Amendment") to the Fund's Registration Statement on Form N-2/A. The Amendment was filed electronically on June 3, 2004 (Accession Number: 0000021847-04-000165).

Very truly yours,

LIBERTY ALL-STAR EQUITY FUND



/s/TRACY S. DIRIENZO
---------------------
   Tracy S. DiRienzo
   Assistant Secretary